Employee benefits - Changes in Actuarial Liabilities (Details) - Defined benefit plan - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Employee benefits
Actuarial liabilities balance, beginning of the year	R$ 351,263	R$ 339,009
Interest on actuarial liability	35,920	38,022
Actuarial (gain) loss	69,305	(4,173)
Benefits paid in the year	(26,061)	(21,595)
Actuarial liabilities balance, end of the year	R$ 430,427	R$ 351,263